Inventory (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Inventory
Raw materials	¥ 39,658		¥ 41,373
Work in process	40,039		11,545
Finished goods	42,262		52,713
Merchandise	790		6,478
Less: inventory write-down	(4,461)		(5,579)
Total	118,288		106,530		$ 16,205
Inventory write-downs	¥ 6,042	$ 828	¥ 12	¥ 9,273